STOCKHOLDER'S EQUITY - Summary of stock options (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Strike Price
Officer, Per Share	$ 0.40
Officer (B), Per Share	$ 0.40
Consultant, Per Share	$ 0.40
Consultant (B), Per Share	$ 0.40
Consultant (C), Per Share	$ 0.40
Consultant (D) , Per Share	$ 0.40
Director, Per Share	$ 0.40
Options, of 10 year Terms
Officer	1,250,000
Officer (B)	200,000
Consultant	50,000
Consultant (B)	160,000
Consultant (C)	600,000
Consultant (D)	600,000
Director	1,200,000
TOTAL	4,060,000